Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories

	December 31,
	2019	2018
	(In millions)
Raw materials and supplies	$205.5	$234.2
Finished goods	338.5	381.4
Total inventories	$544.0	$615.6

Schedule of Change in Accounting Principle
The impact of the change from LIFO to FIFO on the Company's Consolidated Statements of Operations and Comprehensive Loss is summarized below:

	Year Ended December 31, 2018			Year Ended December 31, 2017
	As Reported	Adjustment	As Adjusted	As Reported	Adjustment	As Adjusted
	(In millions, except per share data)
Cost of sales	$3,691.6	$4.0	$3,695.6	$3,879.3	$(4.8)	$3,874.5
Operating income (loss)	87.4	(4.0)	83.4	74.4	4.8	79.2
Income tax benefit	(10.4)	(1.0)	(11.4)	(137.9)	(1.9)	(139.8)
Net (loss) income from continuing operations	(43.2)	(3.0)	(46.2)	104.5	6.8	111.3
Comprehensive (loss) income	(97.0)	(3.0)	(100.0)	(246.5)	6.8	(239.7)
Net (loss) earnings per common share from continuing operations - basic	$(0.78)	$(0.05)	$(0.83)	$1.83	$0.12	$1.95
Net (loss) earnings per common share from continuing operations - diluted	$(0.78)	$(0.05)	$(0.83)	$1.81	$0.12	$1.93

The impact of the change on the Company's Consolidated Balance Sheets as of December 31, 2018 is as follows:

	Year Ended December 31, 2018
	As Reported	Adjustment	As Adjusted
	(in millions)
Inventories	$591.5	$24.1	$615.6
Deferred income taxes	160.1	6.0	166.1
Retained earnings	185.9	18.1	204.0